Goodwill and Intangible Assets, Net	9 Months Ended
Sep. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets, Net
Goodwill and Intangible Assets, Net

Goodwill

Goodwill is calculated as the excess of purchase price over the net fair value of assets acquired. The Company performs an annual impairment analysis to identify potential goodwill impairment and measures the amount of a goodwill impairment loss to be recognized. This annual test is performed during the fourth quarter of each year, or more frequently, if events or circumstances change in a way that requires the Company to perform the impairment analysis on an interim basis. Goodwill impairment testing requires an evaluation of the estimated fair value of each reporting unit to its carrying value, including goodwill. An impairment charge is recorded if the estimated fair value is less than the carrying amount of the reporting unit.

Intangible Assets

Intangible assets consist of finite and indefinite life assets. Finite life intangible assets include customer and producer relationships and trademarks. Insurance company licenses and managements contracts are considered indefinite life intangible assets subject to annual impairment testing.

The composition of goodwill and intangible assets at September 30, 2014 and December 31, 2013 consisted of the following:

September 30, 2014	Gross Balance	Accumulated Amortization	Net Value	Useful Life
Trademarks	8,200	5,585	2,615	5 years
Loss reserve discount	12,451	11,988	463	7 years
Agent relationships	30,422	8,220	22,202	11 - 17 years
Affinity partners	800	344	456	11 years
Operating lease	3,508	3,508	—	4.6 years
Non-compete	2,500	2,292	208	5 years
Value in policies-in-force	8,461	260	8,201	1 year
Renewal rights	30,000	792	29,208	3 years
Management contracts	118,600	—	118,600	indefinite life
State licenses	62,015	—	62,015	indefinite life
Goodwill	97,711	—	97,711	indefinite life
Total	$374,668	$32,989	$341,679
NGHC	$360,807	$32,636	$328,171
Reciprocal Exchanges	13,861	353	13,508
Total	$374,668	$32,989	$341,679

December 31, 2013	Gross Balance	Accumulated Amortization	Net Value	Useful Life
Trademarks	$5,900	$4,757	$1,143	5 years
Loss reserve discount	12,451	11,672	779	7 years
Agent relationships	31,850	3,591	28,259	11 - 17 years
Affinity partners	800	289	511	11 years
Operating lease	3,508	2,934	574	4.6 years
Non-compete	2,500	1,917	583	5 years
State licenses	54,715	—	54,715	indefinite life
Goodwill	70,351	—	70,351	indefinite life
Total	$182,075	$25,160	$156,915

Goodwill and intangible assets are subject to annual impairment testing or on an interim basis whenever events or changes in circumstances indicate that the carrying value of a reporting unit may not be recoverable. No goodwill impairment was recorded during the nine months ended September 30, 2014 and 2013. As of September 30, 2014, approximately $41,700 of the Company's goodwill balance was related to the Company's Luxembourg reinsurer subsidiaries.

Finite-lived intangible assets are amortized under the straight-line method, except for loss reserve discounts, which the Company amortizes using an accelerated method, which approximates underlying claim payments. The Company also uses the accelerated method of amortization for affinity partners and agents’ relationships based on the estimated attrition of those relationships. For the three and nine months ended September 30, 2014, the Company amortized approximately $2,834 and $8,786, respectively, related to its intangible assets with a finite life, which includes amortization relating to intangibles owned by the Reciprocal Exchanges of $353 and $353 in the three and nine months ended September 30, 2014, respectively. Also, included in the Company’s amortization expense is an impairment charge of $736 related to certain agent relationship intangible assets recorded in the second quarter of 2014. For the three and nine months ended September 30, 2013, the Company amortized approximately $2,193 and $4,638, respectively, related to its intangible assets with a finite life. The estimated aggregate amortization expense for each of the next five years is:

	NGHC	Reciprocal Exchanges	Total
Year ending
2014	$3,296	$2,230	$5,526
2015	13,259	6,453	19,712
2016	12,915	460	13,375
2017	9,363	460	9,823
2018 and thereafter	14,112	805	14,917
	$52,945	$10,408	$63,353